Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,262,535.32

Principal:
Principal Collections	$12,996,917.43
Prepayments in Full	$7,314,887.39
Liquidation Proceeds	$260,562.52
Recoveries	$27,531.00
Sub Total	$20,599,898.34
Collections	$21,862,433.66

Purchase Amounts:
Purchase Amounts Related to Principal	$374,351.31
Purchase Amounts Related to Interest	$1,729.99
Sub Total	$376,081.30

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$22,238,514.96

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	30
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$22,238,514.96
Servicing Fee	$292,950.13	$292,950.13	$0.00	$0.00	$21,945,564.83
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,945,564.83
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$21,945,564.83
Interest - Class A-3 Notes	$65,779.40	$65,779.40	$0.00	$0.00	$21,879,785.43
Interest - Class A-4 Notes	$69,452.50	$69,452.50	$0.00	$0.00	$21,810,332.93
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,810,332.93
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$21,772,507.51
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,772,507.51
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$21,742,689.51
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,742,689.51
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$21,701,909.01
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,701,909.01
Regular Principal Payment	$20,444,768.80	$20,444,768.80	$0.00	$0.00	$1,257,140.21
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,257,140.21
Residual Released to Depositor	$0.00	$1,257,140.21	$0.00	$0.00	$0.00
Total		$22,238,514.96

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$20,444,768.80
Total					$20,444,768.80
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,444,768.80	$48.60	$65,779.40	$0.16	$20,510,548.20	$48.76
Class A-4 Notes	$0.00	$0.00	$69,452.50	$0.65	$69,452.50	$0.65
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$20,444,768.80	$15.23	$243,655.82	$0.18	$20,688,424.62	$15.41

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$143,518,689.74	0.3411426	$123,073,920.94	0.2925456
Class A-4 Notes	$106,850,000.00	1.0000000	$106,850,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$342,458,689.74	0.2551777	$322,013,920.94	0.2399436

Pool Information
Weighted Average APR	4.262%	4.266%
Weighted Average Remaining Term	31.15	30.35
Number of Receivables Outstanding	27,615	26,760
Pool Balance	$351,540,161.49	$330,482,705.96
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$342,458,689.74	$322,013,920.94
Pool Factor	0.2597447	0.2441858

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$6,767,032.91
Yield Supplement Overcollateralization Amount	$8,468,785.02
Targeted Overcollateralization Amount	$8,468,785.02
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$8,468,785.02

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	30

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		92	$110,736.88
(Recoveries)		88	$27,531.00
Net Losses for Current Collection Period			$83,205.88
Cumulative Net Losses Last Collection Period			$6,054,246.79
Cumulative Net Losses for all Collection Periods			$6,137,452.67

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.28%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.89%	407	$6,240,174.13
61-90 Days Delinquent	0.19%	37	$643,447.92
91-120 Days Delinquent	0.09%	17	$296,295.88
Over 120 Days Delinquent	0.19%	32	$635,968.71
Total Delinquent Receivables	2.36%	493	$7,815,886.64

Repossession Inventory:
Repossessed in the Current Collection Period		22	$370,688.20
Total Repossessed Inventory		26	$448,663.91

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5174%
Preceding Collection Period			0.3590%
Current Collection Period			0.2928%
Three Month Average			0.3897%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2846%
Preceding Collection Period			0.3187%
Current Collection Period			0.3214%
Three Month Average			0.3082%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer